Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Jul. 31, 2020 EUR (€)
Notes to the consolidated financial statements
Upfront and milestones payments included in contract liabilities	€ 107,308	€ 142,095
Revenue recognized from upfront payments	44,787	67,828	€ 46,597
GSK
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	195,000				€ 120,000
Upfront and milestones payments included in contract liabilities	102,804	135,494
Revenue recognized from upfront payments	42,690	51,728	7,778
Boehringer Ingelheim
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	30,000
Revenue recognized from upfront payments		14,003	1,867
Genmab
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	8,937			$ 10,000
Upfront and milestones payments included in contract liabilities	3,575	5,362
Revenue recognized from upfront payments	1,787	1,787	1,787
CRISPR
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	2,524			3,000
Upfront and milestones payments included in contract liabilities	929	1,239
Revenue recognized from upfront payments	310	€ 310	310
Eli Lilly.
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	€ 42,200			$ 50,000
Revenue recognized from upfront payments			€ 34,855